Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Values of Assets and Liabilities
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury Securities	$275,000,000	$—	$—	$275,000,000
Liabilities:
Warrant liabilities — public warrants	—	—	3,905,000	3,905,000
Warrant liabilities—private warrants	—	—	3,840,000	3,840,000

Summary of Changes in Fair Value of the Derivative Warrant Liabilities
The change in the fair value of the derivative warrant liabilities for the period from January 8, 2021 (inception) through March 31, 2021 is summarized as follows:

Warrant liabilities at January 8, 2021	$—
Issuance of Public and Private Warrants	9,153,333
Change in fair value of warrant liabilibites	(1,408,333)

Warrant liabilities at March 31, 2021	$7,745,000

Summary of Quantitative Information Regarding Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	March 31, 2021	March 2, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.66	$9.83
Term (in years)	5.50	5.58
Volatility	13.90%	15.10%
Risk-free interest rate	1.04%	0.79%
Dividend yield	—	—